Note 11 - Investment in Joint Venture and Other Investment	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
11.
Investment in joint venture and Other Investment

During
2016,
Euromar reached agreements with its lenders to restructure its debt that provided the latter with increased payments before any capital is returned to Euromar's partners, which include the Company, and, in addition, participation of the lenders in the profits of and any distributions made by Euromar. As a consequence of the restructured credit facilities and continued adverse market developments, the Company determined in
2016
that its investment in the joint venture was
not
recoverable and as a result it recorded a
$14.1
million impairment for the year ended
December 31, 2016.
The carrying value of the Company's investment in Euromar LLC as of
December 31, 2016
and
March 31, 2017
is
zero
.

Other Investment represents the Company’s preferred equity investment in Euromar. The Company recorded an accrued dividend income of
$341,571
for the period ended
March 31, 2016.
This amount was recorded in the “Unaudited condensed consolidated statements of operations” as “Other Investment Income” under “Other Income / (expenses)”. In the fourth
quarter of
2016,
the Company determined that its "Other investment" was
not
recoverable except for the undistributed Escrowed Funds (
$4,000,000
). The Company stopped recognizing dividend income from its "Other investment" from
October 1, 2016.

In USD	Other Investment
Balance, December 31, 2016	4,000,000
Balance, March 31 ,2017	4,000,000